Implementation of New Financial Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Implementation of New Financial Accounting Pronouncements
Note 4. Implementation of New Financial Accounting Pronouncements
The following table provides a brief description of accounting standards that were effective January 1, 2018 and were adopted on that date:

Standard	Description	Effect on the financial statements or other significant matters
Accounting Standards Update 2014-09 and various other related updates, Revenue from Contracts with Customers
This standard replaced existing revenue recognition standards and requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity can apply the new revenue standard retrospectively to each prior reporting period presented or with the cumulative effect of initially applying the standard recognized at the date of initial application in retained earnings. We applied the latter approach.
Application of the new standard to applicable contracts had no impact to net parent company investment as of January 1, 2018. Disclosures required by the new standard are included in Note 5.
Accounting Standards Update 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory
This standard requires entities to recognize the income tax consequences of intra-entity transfers of assets other than inventory at the time of transfer. This standard requires a modified retrospective approach to adoption.

Upon adoption, the cumulative effect of applying the standard resulted in a decrease to net parent company investment of approximately $0.3 million. Adoption of this standard did not result in a material change in net income for the three and nine months ended September 30, 2018.

Accounting Standards Update 2017-07, Compensation-Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
This standard was issued to improve the transparency and comparability among organizations by requiring entities to separate their net periodic pension cost and net periodic postretirement benefit cost into a service cost component and other components. Previously, the costs of the other components along with the service cost component were classified based upon the function of the employee. This standard requires entities to classify the service cost component in the same financial statement line item or items as other compensation costs arising from services rendered by pertinent employees. The other components of net benefit cost are now presented separately from the line items that include the service cost component. When applicable, the service cost component is now the only component eligible for capitalization. An entity should apply the new standard retrospectively for the classification of the service cost and other components and prospectively for the capitalization of the service cost component.

Upon adoption of this standard, pension and postretirement benefit cost components other than service costs are presented in other–net, (income) expense. Retrospective application was not material to the combined statement of operations for the three and nine months ended September 30, 2017. We do not expect application of the new standard to have a material impact on an ongoing basis.

The following table provides a brief description of the accounting standard that has not yet been adopted and could have a material effect on the consolidated financial statements:

Standard	Description	Effective Date	Effect on the financial statements or other significant matters
Accounting Standards Update 2016-02, Leases
This standard was issued to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities, including leases classified as operating leases under current GAAP, on the balance sheet and requiring additional disclosures about leasing arrangements. An entity can apply the new leases standard retrospectively to each prior reporting period presented or with the cumulative effect of initially applying the standard recognized at the date of initial application in retained earnings. We plan to use the latter approach.
This standard is effective January 1, 2019, with early adoption permitted. We intend to adopt this standard on that date.
We are in the process of determining the impact on our consolidated financial statements. We have selected a software solution to be compatible with our enterprise software system. Development of our selected solution is ongoing, as it is not yet fully compliant with the requirements of the standard. The timely readiness of the lease software system is critical to ensure an efficient and effective adoption of the standard.

Note 3: Implementation of New Financial Accounting Pronouncements

The following table provides a brief description of accounting standards that had not yet been adopted as of December 31, 2017 and could have a material effect on our financial statements:

Standard	Description	Effective Date	Effect on the financial statements or other significant matters
Accounting Standards Update 2014‑09 and various other related updates, Revenue from Contracts with Customers

This standard replaced existing revenue recognition standards and requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity can apply the new revenue standard retrospectively to each prior reporting period presented or with the cumulative effect of initially applying the standard recognized at the date of initial application in retained earnings. We applied the latter approach.

This standard became effective January 1, 2018, and we adopted on that date.

Our evaluation of our contracts subject to this standard is complete and we do not expect the application of the new standard to these contracts to have a material impact to our combined statements of operations or balance sheets at initial implementation. We are also evaluating the new disclosures required by the standard to determine what additional information will need to be disclosed.

Accounting Standards Update 2016‑02, Leases

This standard was issued to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities, including leases classified as operating leases under current GAAP, on the balance sheet and requiring additional disclosures about leasing arrangements. This standard requires a modified retrospective approach to adoption.

This standard is effective January 1, 2019, with early adoption permitted. We intend to adopt this standard on January 1, 2019.

We are in the process of determining the impact on our combined financial statements. We have selected a software solution to be compatible with our enterprise software system. Development of our selected solution is ongoing, as it is not yet fully compliant with the requirements of the standard. The timely readiness of the lease software system is critical to implement an efficient and effective adoption of the standard.

Accounting Standards Update 2016‑16, Income Taxes: Intra‑Entity Transfers of Assets Other Than Inventory

This standard requires entities to recognize the income tax consequences of intra‑entity transfers of assets other than inventory at the time of transfer. This standard requires a modified retrospective approach to adoption.

		This standard became effective January 1, 2018, and we adopted on that date.	We currently estimate that the cumulative effect of initially applying the standard will result in a decrease to net parent company investment of $1.8 million.
Accounting Standards Update 2017‑07, Compensation‑Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

This standard was issued to improve the transparency and comparability among organizations by requiring entities to separate their net periodic pension cost and net periodic postretirement benefit cost into a service cost component and other components. Currently, the costs of the other components along with the service cost component are classified based upon the function of the employee. This standard requires entities to classify the service cost component in the same financial statement line item or items as other compensation costs arising from services rendered by pertinent employees. The other components of net benefit cost will be presented separately from the line items that include the service cost component. When applicable, the service cost component is the only component eligible for capitalization. An entity should apply the new standard retrospectively for the classification of the service cost and other components and prospectively for the capitalization of the service cost component.

This standard became effective January 1, 2018, and we adopted on that date.

Upon adoption of this standard, pension and postretirement benefit cost components other than service costs will be presented in other — net, (income) expense. The application of the new standard did not change combined net income at initial implementation and we do not expect it to have a material impact on an ongoing basis.